CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
CONDENSED CONSOLIDATED BALANCE SHEETS
Allowance doubtful accounts	$ 33,600	$ 33,600	$ 15,600	$ 15,600
Common stock, par value	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Common stock, authorized shares	20,000,000	20,000,000	20,000,000	15,000,000
Common stock, issued shares	7,003,599	7,023,401	7,023,401	6,477,945
Common stock, outstanding shares	7,003,599	7,003,599	7,003,599	6,458,143
Stock held in treasury, shares	0	19,802